SCHEDULE OF MATURITIES NOTES PAYABLE (Details) - Notes Payable [Member]	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 501,828
2023	2,845
2024	2,938
2025	3,066
2026	3,183
Thereafter	136,140
Total	$ 650,000